Unaudited Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Revenue	$ 0	$ 8,500
Other income	154	83
Foreign exchange losses	(42)	(77)
Fair value change of financial liabilities at FVTPL	(60)	(384)
Research and development expenses	(1,971)	(4,620)
Administrative expenses	(4,467)	(14,488)
Impairment of intangible assets	0	(1,500)
Finance costs	(87)	(35)
Impairment loss on financial assets - expected credit loss	(2,300)	0
Other expense	0	(14)
Loss before taxation	(8,773)	(12,535)
Income tax expenses	(1)	(1)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	$ (8,774)	$ (12,536)
Loss per share
Basic loss per common share	$ (4.04)	$ (11.37)
Diluted loss per common share	$ (4.04)	$ (11.37)
Weighted average number of common shares outstanding - Basic	2,174	1,103
Weighted average number of common shares outstanding - Diluted	2,174	1,103